Related party transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related party transactions
Schedule of transactions with joint arrangements and associates

	2024	2023	2022
	€m	€m	€m
Sales of goods and services to associates	25	20	20
Purchase of goods and services from associates	6	8	10
Sales of goods and services to joint arrangements	267	220	221
Purchase of goods and services from joint arrangements	932	263	298
Interest income receivable from joint arrangements[1]	52	52	48
Interest expense payable to joint arrangements[1]	239	33	52
Trade balances owed:
by associates	19	7	–
to associates	1	1	–
by joint arrangements	190	170	–
to joint arrangements	379	329	–
Other balances owed by joint arrangements[1]	1,105	980	–
Other balances owed to joint arrangements[2]	4,940	5,628	–

Notes:

1	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.
2	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.